Acquisition Integration and Restructuring Charges (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Acquisition Integration Charges
Acquistion integration charges	$ 31		$ 8	$ 51	$ 11
Total acquistion integration charges	37		9	63	12
Transaction costs [Abstract]
Corporate transaction costs	2			7
Total transaction cost			7		7
Total acquistiion integration charges and transaction costs before income taxes	39		16	70	19
Total after income taxes	25		10	47	12
Per ordinary share - diluted	$ 0.05		$ 0.03	$ 0.10	$ 0.04
Restructuring and related charges		50		17
Severance costs		34
Non-cash restructuring charges		16
Restructuring reserve, current	36			36
Electrical Products [Member]
Acquisition Integration Charges
Acquistion integration charges	12		0	15	0
Electrical Systems and Services [Member]
Acquisition Integration Charges
Acquistion integration charges	11		5	16	7
Hydraulics [Member]
Acquisition Integration Charges
Acquistion integration charges	8		3	20	4
Corporate, Non-Segment [Member]
Acquisition Integration Charges
Acquistion integration charges	6		1	12	1
Transaction costs [Abstract]
Corporate transaction costs	$ 2		$ 7	$ 7	$ 7